GOODWILL AND INTANGIBLE ASSETS OF INDEFINITE USEFUL LIFE	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets of Indefinite Useful Life [Abstract]
GOODWILL AND INTANGIBLE ASSETS OF INDEFINITE USEFUL LIFE

NOTE 16 - GOODWILL AND INTANGIBLE ASSETS OF INDEFINITE USEFUL LIFE

During the year 2020, the Company, as a result of what is described below, has recognized an impairment for the total Goodwill. As of December 31, 2019, its value was ThUS $ 2,209,576.

Movement of Goodwill, separated by CGU:

	Air Transport	Coalition and loyalty program Multiplus	Total
	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2018	2,146,692	525,858	2,672,550
Increase (decrease) due to exchange rate differences	(300,203)	(76,922)	(377,125)
Adjustment IAS 29, hyperinflation Argentina	335	-	335
Others	(1,688)	-	(1,688)
Closing balance as of December 31, 2018	1,845,136	448,936	2,294,072
Opening balance as of January 1, 2019	1,845,136	448,936	2,294,072
Increase (decrease) due to exchange rate differences	(67,133)	(17,363)	(84,496)
Transfer from Multiplus S.A. (see nota 1)	431,573	(431,573)	-
Closing balance as of December 31, 2019	2,209,576	-	2,209,576
Opening balance as of January 1, 2020	2,209,576	-	2,209,576
Increase (decrease) due to exchange rate differences	(480,601)	-	(480,601)
Impairment loss	(1,728,975)	-	(1,728,975)
Closing balance as of December 31, 2020	-	-	-

As of December 31, 2020, the Company maintains only the CGU “Air Transport”, due to the merger of Multiplus S.A. in TAM Linhas Aereas in the year 2019 (see Note 1), and changes in the management structure.

The CGU “Air Transport” considers the transport of passengers and cargo, both in the domestic markets of Chile, Peru, Argentina, Colombia, Ecuador and Brazil, as well as in a series of regional and international routes in America, Europe, Africa and Oceania.

As of March 31, 2020 LATAM Airlines Group S.A. maintained a suspension of a large part of the operation and as a result of the impacts mentioned in Note 2 associated with COVID 19, impairment indicator were identified that led the Company to carry out an impairment test. Impairment indicator identified were: Increase in uncertainty about pandemic (on the economic and health situation, the lengths of the crisis, the extent of the closure of operations, among others), increase in market interest rates, fall in share price and decrease in operations.

The recoverable amount of the CGU was determined based on calculations of the value in use. These calculations use projections of 5 years cash flows after taxes from the financial budgets approved by the Administration. Cash flows beyond the budgeted period are extrapolated using growth rates and estimated average volumes, which do not exceed long-term average growth rates.

Management’s cash flow projections included significant judgements and assumptions related to annual revenue growth rates, discount rate, inflation rates, the exchange rate and price of fuel. The annual revenue growth rate is based on past performance and management’s expectations of market development in each of the countries in which it operates. The discount rates used, for the CGU “Air Transport”, are in determined in US dollars, after taxes, and reflect specific risks related to the relevant countries of each of the operations. Inflation rates and exchange rates are based on the data available from the countries and the information provided by the Central Banks of the various countries where it operates, and the price of fuel is determined based on estimated levels of production, the competitive environment of the market in which they operate and their commercial strategy.

As of March 31, 2020 the recoverable values were determined using the following assumptions presented below:

Air transportation CGU
Annual growth rate (Terminal)%		1.1
Exchange rate (1)	R$/US$	4.8 - 5.2
Discount rate based on the weighted average cost of capital (WACC) (2)%		8.0 - 19.4
Fuel Price from futures price curves commodities markets	US$/barrel	52-75

(1)	In line with the expectations of the Central Bank of Brazil

(2)	As a result of the distortion generated by the current contingency in market rates, a multi-period WACC was used for each of the years of the projection, starting at 19.4% for the first year and reaching 8.0% from the Third year onward.

WACC sensitivity

At using a single rate the possible impairment scenario will be as follow:

	Actual	7.5%	8.0%	9.0%	10.0%
WACC	MUS$	MUS$	MUS$	MUS$	MUS$

Excess (Impairment)	(1,716)	381	(564)	(2,095)	(3,280)

The estimated recoverable amount as of March 31, 2020 of ThUS $ 9,398 was compared to the net book values of the cash-generating unit on the same date, resulting in an impairment loss of MUS $ 1,729. The total amount was recognized in the consolidated statement of income under Other gains (losses). There were no additional amounts of impairment that needed to be adjusted to other non-financial assets.

As of December 31, 2020, in accordance with its accounting policy, the Company performed the annual impairment test. Compared to the test carried out as of March 31, 2020, the only methodological difference is that a single discount rate (WACC) was used again for all periods, and the uncertainty that exists in the current market was incorporated into multiple probability-weighted scenarios.

As of December 31, 2020, the recoverable values were determined using the following assumptions:

Air Transportation CGU
Annual growth rate (terminal)%		0.6-1.6
Exchange rate (1)	R$/US$	5.4-5.6
Discount rate based on weighted average cost of capital (WACC - Weighted Average Cost of Capital)%		8.65-9.65
Fuel price from future price curves of the commodity markets.	US$/barril	60-78

(1)	In line with the expectations of the Central Bank of Brazil.

(2)	The ranges incorporate the variables of the multiple probability-weighted scenarios.

The result of the impairment test, which includes a sensitivity analysis of its principal assumptions, conclude that the calculated value in use exceed the book value of the assets net of the cash-generating unit, and therefore no impairment was detected.

The CGU is sensitive to annual growth, discount and exchange rates. The analysis of sensitivity included the individual impact of variations in critical assumptions when determine the value in use, as follow:

	Increase	Decrease rate
	WACC	terminal growth
	Maximum	minimal
	%	%
Air Transportation CGU	9.65	0.6

In none of the above scenarios an impairment of the cash-generating unit was identified.